Document and Entity Information	Aug. 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001569345
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	Sprinklr, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40528
Entity Tax Identification Number	45-4771485
Entity Address, Address Line One	441 9th Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(917)
Local Phone Number	933-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00003 per share
Trading Symbol	CXM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false